Balance Sheet Components - Schedule of Other Current Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Other Current Liabilities [Line Items]
Employee related payroll taxes and payables	$ 119	$ 200
Accrued expenses and fees	145	99
Electronic design automation liabilities	78	47
Trade payables (including payables to related parties of $20 and $11 as of March 31, 2026 and 2025, respectively)	80	63
Customer deposits	$ 0	$ 7
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total other current liabilities	Total other current liabilities
Finance lease liabilities	$ 25	$ 10
Total other current liabilities	447	426
Related Party
Other Current Liabilities [Line Items]
Trade payables (including payables to related parties of $20 and $11 as of March 31, 2026 and 2025, respectively)	20	11
Total other current liabilities	$ 20	$ 11